Document and Entity Information Document	3 Months Ended
Sep. 27, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	PERRIGO CO PLC
Entity Central Index Key	0001585364
Document Type	8-K
Document Period End Date	Sep. 27, 2014
Amendment Flag	false